LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Nov. 30, 2024 USD ($) loan	Apr. 30, 2024 USD ($) loan	Oct. 31, 2023 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2022	Feb. 29, 2020
LONG-TERM INVESTMENTS
Purchase of long term investments							$ 6,998	$ 282
(Loss)/gain from fair value change of long-term investments						$ 76	2,011	213
Impairment equity securities						0	7,260	0
Gain/(loss) from equity method investments						(2,068)	(4,211)	1,113
Unrealized loss on available-for-sale investments, net of tax effect						(1,425)	(1,030)	1,945
Orca Semiconductor Ltd
LONG-TERM INVESTMENTS
Interest rate of investment	5.00%	5.00%
Number of convertible loan agreements | loan	2	2
Bridge loan		$ 8,364					8,364
Maturity term	2 years	2 years
Cash paid	$ 6,402	$ 6,402
Conversion from other receivables to convertible bonds	$ 1,962	$ 1,962
Shenzhen Yunding Information Technology Co., Ltd. (Yunding)
LONG-TERM INVESTMENTS
Purchase of long term investments									$ 3,322
Unrealized loss on available-for-sale investments, net of tax effect						$ (801)	(221)
Minimum | Shenzhen Yunding Information Technology Co., Ltd. (Yunding)
LONG-TERM INVESTMENTS
Interest rate of investment									4.35%
Maximum | Shenzhen Yunding Information Technology Co., Ltd. (Yunding)
LONG-TERM INVESTMENTS
Interest rate of investment									8.70%
Disposal by sale | Shenzhen Yunding Information Technology Co., Ltd. ("Yunding")
LONG-TERM INVESTMENTS
Unrealized gain							$ 136
Intellectual property
LONG-TERM INVESTMENTS
Useful lives						10 years
Related parties | Shenzhen Yunding Information Technology Co., Ltd. (Yunding)
LONG-TERM INVESTMENTS
Equity interests (as a percent)						17.32%	17.32%
Related parties | Jiangsu Yitong
LONG-TERM INVESTMENTS
Purchase of long term investments					$ 144,890
Equity interests (as a percent)					29.99%								0.01%
Gain/(loss) from equity method investments						$ (1,167)	$ (2,020)	(177)
Equity method investments						134,971	130,457
Related parties | Huaying Fund I
LONG-TERM INVESTMENTS
Purchase of long term investments												$ 7,528
Gain/(loss) from equity method investments						766	1,518	958
Equity method investments						4,205	4,772
Related parties | Huaying Fund II
LONG-TERM INVESTMENTS
Purchase of long term investments				$ 10,300						$ 14,957
Gain/(loss) from equity method investments						(335)	(564)	2,042
Equity method investments						25,246	26,332
Sifive
LONG-TERM INVESTMENTS
Purchase of long term investments											$ 1,800
Equity interests (as a percent)											1.01%
(Loss)/gain from fair value change of long-term investments						0	0	0
Alivecor
LONG-TERM INVESTMENTS
Purchase of long term investments										$ 1,000
Equity interests (as a percent)														0.56%
(Loss)/gain from fair value change of long-term investments						0	0	0
Interest rate (as a percent)										3.00%
Promaxo
LONG-TERM INVESTMENTS
Purchase of long term investments									$ 4,000
Equity interests (as a percent)									4.05%
(Loss)/gain from fair value change of long-term investments						0	2,194	0
Hyperfine
LONG-TERM INVESTMENTS
(Loss)/gain from fair value change of long-term investments						$ 76	$ 183	$ 213
Huaying Fund II | Related parties | Huaying Fund I
LONG-TERM INVESTMENTS
Equity method investment, ownership percentage												49.50%
Huaying Fund II | Related parties | Huaying Fund II
LONG-TERM INVESTMENTS
Equity method investment, ownership percentage										34.00%
Group received a distribution			$ 3,700